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CCM Affordable Housing MBS ETF

QUAKER INVESTMENT TRUST

CCM Affordable Housing MBS ETF

(the “Fund”)

Supplement dated March 18, 2024 to the Fund’s Prospectus (the “Prospectus”), dated October 31, 2023, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus. Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CCM Affordable Housing MBS ETF CCM Affordable Housing MBS ETF Shares
Management Fee	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.21%	[1]
Total Annual Operating Expenses	0.51%
Waivers and Reimbursements	(0.21%)	[2]
Total Annual Fund Operating Expenses	0.30%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Community Capital Management, Inc. (“CCM” or the “Adviser”) has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, as amended, taxes, brokerage commissions and other transaction costs, interest payments, acquired fund fees and expenses, extraordinary expenses and dividend expenses on short sales) of the Fund to 0.30% through October 31, 2024. This contract may not be terminated without the action or consent of the Fund’s Board of Trustees. Pursuant to its expense limitation agreement with the Fund, the Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CCM Affordable Housing MBS ETF | CCM Affordable Housing MBS ETF Shares | USD ($)	40	151	273	273

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2023, the portfolio turnover rate of the Impact Shares Affordable Housing MBS ETF (the “Predecessor ETF”), was 26%.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the Predecessor ETF as the result of a reorganization of the Predecessor ETF into the Fund which occurred on March 18, 2024 (the “Reorganization”). The Fund had not yet commenced operations prior to the Reorganization. The following bar chart shows the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period and since inception. The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

Annual Total Return(1) The bar chart shows the performance of the Predecessor ETF as of December 31, 2023.

(1)	Through December 31, 2023 (the most recently ended quarter for which data is available) the year to date return of the Fund was 4.43%. The following table sets forth the Fund’s highest and lowest quarterly returns since inception.

Highest Performing Quarter:	6.76% in Q4 2023
Lowest Performing Quarter:	-4.89% in Q3 2022

Average Annual Returns (For the Year Ended December 31, 2023 and Since Inception)
This table compares the Predecessor ETF’s average annual total returns for the periods ended December 31, 2023 to those of an appropriate broad based index.
Average Annual Total Returns - CCM Affordable Housing MBS ETF	1 Year	Since Inception [1]	Inception Date
CCM Affordable Housing MBS ETF Shares	4.43%	(3.53%)	Jul. 26, 2021
CCM Affordable Housing MBS ETF Shares | After Taxes on Distributions	3.14%	(4.53%)	Jul. 26, 2021
CCM Affordable Housing MBS ETF Shares | After Taxes on Distributions and Sales	2.60%	(3.09%)	Jul. 26, 2021
Bloomberg U.S. MBS Index (The index returns do not reflect deductions for fees, expenses, or taxes.)	5.05%	(3.38%)	Jul. 26, 2021
[1]	The Predecessor ETF’s inception date was July 26, 2021.